Summary of Significant Accounting Policies - Additional Information (Detail)				12 Months Ended
	Mar. 20, 2019	May 01, 2018	Apr. 04, 2018	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2018 CNY (¥) Customer	Dec. 31, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Contract assets				¥ 115,906,273		¥ 3,015,511,191		$ 17,763,414
Applicable tax rate				13.00%	13.00%
Change in allowance for credit losses				¥ 13,023,667	$ 1,995,964
Change in risk assurance liabilities				¥ (2,328,042,357)	$ (356,788,101)	1,254,361,399
Intangible assets estimated useful lives				1-10 years	1-10 years
Account receivables				¥ 111,037,030		190,296,539		17,017,169
Cumulative Effect on Retained Earnings, Net of Tax				8,315,379,200		8,331,238,537		1,274,387,616
Allowance for contract assets, net				118,952				18,230
Cash receipts from sales-type leases				274,000,000	$ 42,000,000	0
Property and equipment				302,969,361		92,820,570		46,432,086
Accumulated depreciation				24,000,000		16,000,000		4,000,000
Depreciation				9,000,000	$ 1,000,000	7,000,000	¥ 6,000,000
Remaining unsatisfied performance obligations pertaining to post-origination services				¥ 9,154,611		180,436,296		$ 1,403,005
Land use right, term				37 years	37 years
Impairment loss recognized for intangible assets | ¥				¥ 0		0	0
Defined contribution plan expensed incurred				30,138,113	$ 4,618,868	42,724,802	71,413,352
Advertising costs				153,327,392	23,498,451	85,928,890	9,994,935
VAT incurred				¥ 201,297,527	30,850,196	¥ 792,753,015	¥ 810,200,790
RMB/US$1.00 exchange rate				6.5250				6.5250
Operating lease weighted average discount rate				3.20%				3.20%
Weighted average remaining lease term				50 months				50 months
Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Change in allowance for credit losses				¥ 47,000,000	7,000,000
Change in risk assurance liabilities				¥ 1,093,000,000	$ 168,000,000
Sales Revenue, Net [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer				0	0	0	0
Loan Receivable and Financing Service Fee Receivable [Member] | Concentration of Credit Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of borrower represents 10% or more | Customer				0	0	0	0
Beijing Happy Time [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Hunan Hapy Technology Development Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Hunan Qudian Technology Development Co., Ltd. ("Hunan Qudian") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youdun Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youqi Technology Co. Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Xiamen Youxiang Time Technology o., Service Ltd. ("Xiamen Youxiang Time") [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				3.00%	3.00%
Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	13.00%	16.00%
Computer Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Research and development costs capitalized | ¥				¥ 0		¥ 0	¥ 0
Minimum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				6.00%	6.00%
Maximum [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate				16.00%	16.00%
Construction in Progress [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment				¥ 275,000,000		77,000,000		$ 42,000,000
Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment				22,000,000		¥ 12,000,000		3,000,000
Cumulative Effect, Period of Adoption, Adjustment [Member] | Accounting Standards Update 2016-13
Summary Of Significant Accounting Policies [Line Items]
Cumulative Effect on Retained Earnings, Net of Tax				¥ 975,000,000				$ 149,000,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-12-31
Summary Of Significant Accounting Policies [Line Items]
Recognition period of performance obligation				2 years				2 years
Previously Reported [Member] | Other Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Applicable tax rate	16.00%		17.00%